Consolidated Statement of Comprehensive Income/(Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Currency translation effects, tax expense (benefit)	$ 0.4	$ (6.0)
Actuarial gains/(losses) from defined benefit plans, tax expense (benefit)	40.0	$ 11.0	$ (13.0)
Fair value adjustments on equity securities, tax expense (benefit)	$ (1.0)		$ (3.0)